Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Assets
Cash and Cash Equivalents	$ 40,470	$ 42,142	$ 41,159
Interest Bearing Deposits with Banks	7,609	8,305	6,740
Securities
Trading	101,486	99,697	93,428
Fair value through profit or loss	12,280	11,611	11,261
Fair value through other comprehensive income	66,696	62,440	49,755
Debt securities at amortized cost	7,272	6,485	8,455
Other	742	702	652
Securities, net	188,476	180,935	163,551
Securities Borrowed or Purchased Under Resale Agreements	100,699	85,051	83,194
Loans
Residential mortgages	120,039	119,620	117,186
Consumer instalment and other personal	63,241	63,225	61,118
Credit cards	8,187	8,329	7,994
Business and government	207,765	194,456	171,988
Loans gross of allowance for loan losses	399,232	385,630	358,286
Allowance for credit losses	(1,628)	(1,639)	(1,624)
Loans,net	397,604	383,991	356,662
Other Assets
Derivative instruments	21,633	26,204	31,756
Customers' liability under acceptances	21,529	18,585	16,705
Premises and equipment	1,971	1,986	1,965
Goodwill	6,388	6,373	6,056
Intangible assets	2,285	2,272	2,144
Current tax assets	1,469	1,515	2,071
Deferred tax assets	1,813	2,039	2,190
Other	14,651	14,677	13,740
Other assets	71,739	73,651	76,627
Total Assets	806,597	774,075	727,933
Liabilities and Equity
Deposits	532,199	520,928	475,565
Other Liabilities
Derivative instruments	23,188	24,411	31,079
Acceptances	21,529	18,585	16,705
Securities sold but not yet purchased	30,407	28,804	26,367
Securities lent or sold under repurchase agreements	87,783	66,684	72,260
Securitization and structured entities' liabilities	23,969	25,051	23,503
Current tax liabilities	84	50	52
Deferred tax liabilities	73	74	207
Other	33,196	36,985	32,913
Other liabilities	220,229	200,644	203,086
Subordinated debt	6,820	6,782	6,463
Equity
Contributed surplus	308	300	306
Retained earnings	26,599	25,850	23,893
Accumulated other comprehensive income	3,188	2,302	1,360
Total Equity	47,349	45,721	42,819
Total Liabilities and Equity	806,597	774,075	727,933
Preferred shares [member]
Equity
Issued capital	4,340	4,340	4,240
Total Equity	4,340	4,340	4,240
Common shares [member]
Equity
Issued capital	12,914	12,929	13,020
Total Equity	$ 12,914	$ 12,929	$ 13,020